ASPIRIANT
11100 Santa Monica Blvd., Suite 600
Los Angeles, California 90025
(414) 290-3404

May 8, 2017

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Aspiriant Trust
File Nos.: 333-178600; 811-22648
Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment
Company Act of 1940

Dear Sir or Madam:

On behalf of the above-referenced registered investment company (the “Registrant”), transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Registrant’s Form N-CSR for the annual period ended February 28, 2017. Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/ Benjamin D. Schmidt
Benjamin D. Schmidt
Secretary and Assistant Treasurer

Encl.